Note 29 - Treasury Shares (Notes)	12 Months Ended
Dec. 31, 2018
Treasury Shares Abstract
Treasury Shares Explanatory

29. Treasury shares

In the years ended December 31, 2018, 2017 and 2016 the Group entities performed the following transactions with shares issued by the Bank:

Treasury Shares (Millions of euros)
	2018		2017		2016
	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros
Balance at beginning	13.339.582	96	7.230.787	48	38.917.665	309
+ Purchases	279.903.844	1.683	238.065.297	1.674	379.850.939	2.004
- Sales and other changes	(245.985.735)	(1.505)	(231.956.502)	(1.622)	(411.537.817)	(2.263)
+/- Derivatives on BBVA shares	-	-	-	(4)	-	(1)
+/- Other changes	-	23	-	-	-	-
Balance at the end	47.257.691	296	13.339.582	96	7.230.787	48
Held by BBVA, S.A.	-	-	-	-	2.789.894	22
Held by Corporación General Financiera, S.A.	47.257.691	296	13.339.582	96	4.440.893	26
Average purchase price in Euros	6,11	-	7,03	-	5,27	-
Average selling price in Euros	6,25	-	6,99	-	5,50	-
Net gain or losses on transactions (Shareholders' funds-Reserves)		(24)		1		(30)

The percentages of treasury shares held by the Group in the years ended December 31, 2018, 2017 and 2016 are as follows:

Treasury Stock
	2018			2017			2016
	Min	Max	Closing	Min	Max	Closing	Min	Max	Closing
% treasury stock	0,200%	0,850%	0,709%	0,004%	0,278%	0,200%	0,081%	0,756%	0,110%

The number of BBVA shares accepted by the Group in pledge of loans as of December 31, 2018, 2017 and 2016 is as follows:

Shares of BBVA Accepted in Pledge
	2018	2017	2016
Number of shares in pledge	61.632.832	64.633.003	90.731.198
Nominal value	0,49	0,49	0,49
% of share capital	0,92%	0,97%	1,38%

The number of BBVA shares owned by third parties but under management of a company within the Group as of December 31, 2018, 2017 and 2016 is as follows:

Shares of BBVA Owned by Third Parties but Managed by the Group
	2018	2017	2016
Number of shares owned by third parties	25.306.229	34.597.310	85.766.602
Nominal value	0,49	0,49	0,49
% of share capital	0,38%	0,52%	1,31%